Disposal Of Assets	12 Months Ended
Dec. 31, 2013
Disposal of assets [Abstract]
DISPOSAL OF ASSETS
NOTE 19: DISPOSAL OF ASSETS

Gain on sale of assets during 2013 was $18 and relates to the Logistics Business segment.
The Company disposed of the following asset in 2012:

Navios Buena Ventura
Cash consideration received	$ 67,500
Book value of vessel	(67,068)
Total gain	432
Deferred gain	(109)
Gain recognized on sale of Navios Buena Ventura		$ 323
Total gain on sale of assets		$ 323

The Company disposed of the following assets in 2011:

Navios Luz
Cash consideration received	71,975
Shares consideration received	6,000
Book value of vessel	(53,548)
Total gain	24,427
Deferred gain	(6,623)
Gain recognized on sale of Navios Luz		17,804

Navios Orbiter
Cash consideration received	47,984
Shares consideration received	4,000
Book value of vessel	(23,198)
Total gain	28,786
Deferred gain	(7,804)
Gain recognized on sale of Navios Orbiter		$ 20,982
Gain on sale of other assets		$ 36
Total gain on sale of assets		$ 38,822

All the above mentioned vessels were sold to Navios Partners. See also Note 16 “Transactions with Related Parties - Sale of Vessels and Sale of Rights to Navios Partners”.